Employee benefit expenses - Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee benefit expenses
Short-term employee benefits	£ (6,709)	£ (2,938)	£ (4,838)
Share-based payments	(1,206)	(2,341)	(2,349)
Termination benefits		(5,725)
Post-employment benefits		(26)	(8)
Total key management compensation	£ (7,915)	£ (11,030)	£ (7,195)